Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Royalties	Total Payments
Total	$ 4,727,065.89	$ 4,727,065.89
Trona Ore Mining Wyoming
Total	$ 4,727,065.89	$ 4,727,065.89